VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels and equipment, net	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2023 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2022	2,467,470	32,500	2,499,970
Additions	—	20,650	20,650
Disposals	—	(10,000)	(10,000)
At June 30, 2023	2,467,470	43,150	2,510,620

Accumulated depreciation
At December 31, 2022	(209,647)	(20,377)	(230,024)
Charge	(32,592)	(3,277)	(35,869)
Disposals	—	10,000	10,000
At June 30, 2023	(242,239)	(13,654)	(255,893)

Net book value
At December 31, 2022	2,257,823	12,123	2,269,946
At June 30, 2023	2,225,231	29,496	2,254,727
In March and April 2023, Flex Enterprise and her sister vessel, Flex Endeavour, respectively, completed their first scheduled drydock both in Singapore.
In June 2023, Flex Ranger and her sister vessel, Flex Rainbow, completed their first scheduled drydock in Denmark and Singapore, respectively.

The net book value of vessels that serve as collateral for the Company's long-term debt (Note 9) was $2,254.7 million as at June 30, 2023 (December 31, 2022: $2,269.9 million). The net book value of leased vessels: Flex Volunteer, Flex Constellation, Flex Courageous, Flex Rainbow, Flex Artemis and Flex Amber further referred to in Note 9 was $1,028.5 million as at June 30, 2023.